CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Loss (gain) of pension and post retirement benefit plan adjustments	$ 3.5	$ 3.1	$ (3.6)
Share of affiliated comprehensive (income) loss	$ 17.7	$ 3.3	$ 24.3